Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting - The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Use of Estimate
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risk, Uncertainties and Concentrations	Risks, Uncertainties and Concentrations - The Plan utilizes various investment instruments, including Parent common stock, mutual funds, various investment options through a self-directed brokerage account and common/collective trust funds. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Market risks include global events which could impact the value of the investment securities, such as pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the fair value of investment securities will occur in the near term and such changes could materially affect participant accounts and the amounts reported in the financial statements. At December 31, 2025 and 2024, approximately 3% of the Plan's investments are invested in Parent common stock. At December 31, 2025 and 2024, approximately 18% of the Plan's investments are invested in State St S&P 500 Index.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition - The Plan's investments are reported at fair value. Fair value of a financial instrument is the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.

Purchases and sales of investments are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Management fees and administrative expenses charged to the Plan for the Plan’s investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, investment management fees and administrative expenses are reflected as a reduction of investment income for such investments.

Administrative Expenses
Administrative Expenses - Administrative expenses of the Plan are paid by either the Plan or the Company, as provided in the Plan document and governing contract. Investment-related expenses are included in net appreciation in fair value of investments.

Payment of Benefits	Payment of Benefits - Benefit payments to participants are recorded when paid.